Subsequent events	12 Months Ended
Jun. 30, 2019
Subsequent events
Subsequent events

39Subsequent events

In May 2019, the Board commissioned an independent review into the circumstances that may have delayed the prompt identification and reporting of the LCCP cost and schedule overruns. The report from the Board Review is complete and the Board considered the findings and appropriate steps arising from these.

Sasol and Huntsman Corporation signed a definitive agreement for Sasol to dispose of our 50% equity interest in the Sasol-Huntsman maleic anhydride joint venture. The transaction closed on 30 September 2019. Refer to note 11.

During 2009, 942 employees of Sasol Mining (Pty) Ltd were charged with participation in an unprotected sit-in, threatening and forcing others to participate in an unprotected strike and for assaulting or attempting to assault others during an unprotected strike and they were subsequently dismissed. The applicants are disputing their dismissal. On 19 September 2019, the Labour Court passed a judgement directing inter alia Sasol Mining to re-instate the employees and pay certain past benefits. Refer to note 36.